Intangible assets - Goodwill allocation to CGUs (Details) - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Intangible assets
Goodwill	$ 7,393	$ 7,599	$ 8,397
Amount of goodwill reallocated from Business to Consumer	1,393
Consumer
Intangible assets
Goodwill	4,829	3,359
Business
Intangible assets
Goodwill	1,812	3,205
New Zealand
Intangible assets
Goodwill	463	504
Specialist Businesses
Intangible assets
Goodwill	289	531
Brand Names
Intangible assets
Intangible assets	670	670
Brand Names | Consumer
Intangible assets
Intangible assets	382	382
Brand Names | Business
Intangible assets
Intangible assets	286	286
Brand Names | Specialist Businesses
Intangible assets
Intangible assets	2	2
Computer software
Intangible assets
Intangible assets	2,264	1,840	2,430
Parent Entity
Intangible assets
Goodwill	6,253	6,241	6,728
Amount of goodwill reallocated from Business to Consumer	1,313
Parent Entity | Consumer
Intangible assets
Goodwill	4,484	3,144
Parent Entity | Business
Intangible assets
Goodwill	1,709	3,022
Parent Entity | Specialist Businesses
Intangible assets
Goodwill	60	75
Parent Entity | Brand Names
Intangible assets
Intangible assets	636	636
Parent Entity | Brand Names | Consumer
Intangible assets
Intangible assets	350	350
Parent Entity | Brand Names | Business
Intangible assets
Intangible assets	286	286
Parent Entity | Computer software
Intangible assets
Intangible assets	$ 1,992	$ 1,653	$ 2,266